Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2019	$ 54.0
2020	55.0
2021	56.0
2022	58.0
2023	59.0
2024-2028	319.0
SERP
Defined Benefit Plan Disclosure [Line Items]
2019	3.0
2020	2.9
2021	2.9
2022	2.9
2023	2.8
2024-2028	13.6
PBOP
Defined Benefit Plan Disclosure [Line Items]
2019	4.5
2020	4.6
2021	4.6
2022	4.6
2023	4.5
2024-2028	$ 20.9